Fair Value Measurements (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements
Transfer from Level 1 to 2 of financial assets	$ 0	$ 0
Transfer from Level 2 to 1 of financial assets	0	0
Transfer from Level 1 to 2 of financial liabilities	0	0
Transfer from Level 2 to 1 of financial liabilities	0	0
Transfers Into Level 3 of financial assets	0	0
Transfers Out of Level 3 of financial assets	0	0
Transfers Into Level 3 of financial liabilities	0	0
Transfers Out of Level 3 of financial liabilities	0	0
Recurring Basis
Fair Value Measurements
Financial assets, at fair value	1,224,800,000	1,224,800,000	$ 1,147,900,000
Recurring Basis | Level 1
Fair Value Measurements
Financial assets, at fair value	1,154,000,000	1,154,000,000	1,093,300,000
Recurring Basis | Level 2
Fair Value Measurements
Financial assets, at fair value	59,300,000	59,300,000	42,600,000
Recurring Basis | Level 3
Fair Value Measurements
Financial assets, at fair value	11,500,000	11,500,000	12,000,000
Equity investments | Recurring Basis
Fair Value Measurements
Financial assets, at fair value	1,165,500,000	1,165,500,000	1,105,300,000
Equity investments | Recurring Basis | Level 1
Fair Value Measurements
Financial assets, at fair value	1,154,000,000	1,154,000,000	1,093,300,000
Equity investments | Recurring Basis | Level 3
Fair Value Measurements
Financial assets, at fair value	11,500,000	11,500,000	12,000,000
Warrants | Recurring Basis
Fair Value Measurements
Financial assets, at fair value	49,600,000	49,600,000	36,000,000
Warrants | Recurring Basis | Level 2
Fair Value Measurements
Financial assets, at fair value	49,600,000	49,600,000	36,000,000
Receivables from provisional concentrate sales | Recurring Basis
Fair Value Measurements
Financial assets, at fair value	9,700,000	9,700,000	6,600,000
Receivables from provisional concentrate sales | Recurring Basis | Level 2
Fair Value Measurements
Financial assets, at fair value	$ 9,700,000	$ 9,700,000	$ 6,600,000